Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of geographical areas [line items]
Total Revenue	$ 23,037	$ 22,260	$ 21,087
Income before taxes and non-controlling interest in subsidiaries	7,410	6,646	5,732
Reported net income	5,450	5,350	4,631
Average Assets	754,295	722,626	707,122
Canada [member]
Disclosure of geographical areas [line items]
Total Revenue	13,733	13,469	12,868
Income before taxes and non-controlling interest in subsidiaries	4,838	4,597	3,902
Reported net income	3,795	3,817	3,286
Average Assets	441,376	430,570	420,155
United States [member]
Disclosure of geographical areas [line items]
Total Revenue	7,315	7,073	6,796
Income before taxes and non-controlling interest in subsidiaries	1,870	1,588	1,499
Reported net income	1,099	1,210	1,105
Average Assets	277,764	264,473	260,018
Other international non CAN non US [member]
Disclosure of geographical areas [line items]
Total Revenue	1,989	1,718	1,423
Income before taxes and non-controlling interest in subsidiaries	702	461	331
Reported net income	556	323	240
Average Assets	$ 35,155	$ 27,583	$ 26,949